Fees Summary	Sep. 16, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 997,053,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,648.83
Total Offset Amount	0.00
Net Fee	152,648.83
Narrative - Max Aggregate Offering Price	$ 997,053,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000,000,000
Final Prospectus	true